SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Consolidated VIE Schedule) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Current assets:
Cash and cash equivalents	$ 353,213	¥ 2,452,359	$ 353,213	¥ 163,359	¥ 36,843	$ 1,625,780	¥ 11,287,789	$ 353,213	¥ 2,452,359	¥ 163,359
Restricted cash						91,512	635,366		266,403
Accounts receivable, net						28,490	197,803		58,494
Inventories						4,891	33,959		15,720
Advances to suppliers						93,139	646,666		347,680
Prepayments and other current assets						54,595	379,055		211,724
Amounts due from related parties						778	5,400		85,740
Total current assets						1,899,185	13,186,038		3,438,120
Investments in equity investees						77,369	537,175		377,431
Property and equipment, net						585,563	4,065,562		1,752,586
Land use rights, net						187,652	1,302,869		821,131
Goodwill						598,749	4,157,111		4,091,219	2,379,182
Deferred tax assets						15,704	109,030		81,006
Other non-current assets						6,619	45,953		20,730
TOTAL ASSETS						3,370,841	23,403,738		10,582,223
Current liabilities:
Short-term bank borrowing						64,813	450,000		300,000
Accounts payable						91,664	636,422		294,199
Advances from customers						33,087	229,724		298,865
Income tax payable						60,249	418,310		301,932
Amounts due to related parties						18,929	131,425		103,267
Acquisition consideration payables									87,766	50,697
Other current liabilities						238,601	1,656,590		1,264,914
Total current liabilities						507,343	3,522,471		2,650,943
Deferred tax liabilities						18,799	130,520		85,059
TOTAL LIABILITIES						$ 526,142	3,652,991		2,736,002
Total revenue	1,409,876	9,788,768		6,086,455	3,903,572
Net Income	295,493	2,051,603		1,331,618	406,003
Net cash generated from operating activities	365,338	2,536,544		1,867,538	1,071,751
Net cash used in investing activities	(492,338)	(3,418,304)		(1,449,746)	(1,116,299)
Net cash provided by (used in) financing activities	1,356,056	9,415,093		1,869,331	171,064
Net increase (decrease) in cash and cash equivalents	1,272,567	8,835,430		2,289,000	126,516
Cash and cash equivalents at beginning of year	353,213	2,452,359		163,359	36,843
Cash and cash equivalents at end of year	$ 1,625,780	11,287,789	$ 353,213	2,452,359	163,359
ZTO Express and its subsidiaries (the "VIE")
Current assets:
Cash and cash equivalents		587,039		163,359	36,843		472,816		587,039	¥ 163,359
Restricted cash							302,102		266,403
Accounts receivable, net							197,559		56,262
Inventories							32,868		15,720
Advances to suppliers							420,948		256,955
Prepayments and other current assets							211,643		170,824
Amounts due from related parties							5,400		85,740
Total current assets							1,643,336		1,438,943
Investments in equity investees							236,515		249,508
Property and equipment, net							2,396,660		1,383,357
Land use rights, net							953,487		788,717
Goodwill							4,157,111		4,091,219
Deferred tax assets							89,954		81,006
Other non-current assets							37,953		15,707
TOTAL ASSETS							9,515,016		8,048,457
Current liabilities:
Short-term bank borrowing							450,000		300,000
Accounts payable							582,271		280,774
Advances from customers							229,704		295,865
Income tax payable							54,774		300,864
Amounts due to related parties							127,471		103,267
Acquisition consideration payables									87,766
Other current liabilities							1,238,191		1,184,875
Total current liabilities							2,682,411		2,553,411
Deferred tax liabilities							98,800		85,059
TOTAL LIABILITIES							¥ 2,781,211		¥ 2,638,470
Total revenue		9,788,768		6,086,455	3,903,572
Net Income		4,145,150		1,331,621	406,003
Net cash generated from operating activities		1,415,617		1,898,426	1,071,751
Net cash used in investing activities		(1,680,896)		(1,409,746)	(1,116,299)
Net cash provided by (used in) financing activities		151,056		(65,000)	171,064
Net increase (decrease) in cash and cash equivalents		(114,223)		423,680	126,516
Cash and cash equivalents at beginning of year		587,039		163,359	36,843
Cash and cash equivalents at end of year		¥ 472,816		¥ 587,039	¥ 163,359
VIE revenues as a percentage to consolidated revenues	100.00%	100.00%	100.00%	100.00%	100.00%
VIE assets as a percentage to consolidated assets						41.00%	41.00%	76.00%	76.00%
VIE liabilities as a percentage to consolidated liabilities						76.00%	76.00%	96.00%	96.00%
Net income generated by VIE after deductions of inter-company transportation fees and Service fees charges		¥ 472,753
Assets held in the consolidated VIE that can be used only to settle obligations of the VIE							¥ 0